Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents basic and diluted earnings per share:

	2019	2018	2017
Net income / (loss) attributable to Despegar.com Corp.	(20,910)	19,154	42,366
Earnings per share attributable to Despegar.com Corp.
Basic	(0.30)	0.28	0.69
Diluted	(0.30)	0.27	0.69
Weighted average number of shares outstanding
Basic	69,465	69,154	61,457
Dilutive effect of restricted stock units	1,150	2,100	91